Called up share capital (Tables)	12 Months Ended
Mar. 31, 2024
Called up share capital
Schedule of called up share capital

	2024		2023
	Number	€m	Number	€m
Ordinary shares of 20 20⁄ 21 US cents each allotted, issued and fully paid:[1,2]
1 April	28,818,256,058	4,797	28,817,627,868	4,797
Allotted during the year	427,750	–	628,190	–
31 March	28,818,683,808	4,797	28,818,256,058	4,797

Notes:

1	At 31 March 2024, there were 50,000 (2023: 50,000) 7% cumulative fixed rate shares of £1 each in issue.
2	At 31 March 2024, the Group held 1,738,561,954 (2023: 1,825,691,429) treasury shares with a nominal value of €289 million (2023: €304 million). The market value of shares held was €1,434 million (2023: €1,855 million). During the year, 87,129,475 (2023: 85,844,124) treasury shares were reissued under Group share schemes and no (2023: 1,463,959,031) shares were repurchased under the 2022 scheme which completed on 15 March 2023.